CONTIGENCIES (Details)		12 Months Ended
	Nov. 04, 2019 USD ($)	Jul. 31, 2020 USD ($) item	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Sep. 25, 2020 CNY (¥)	Sep. 25, 2020 USD ($)	Apr. 30, 2020	Apr. 22, 2020	Apr. 22, 2019
CONTIGENCIES
Number of arbitration and legal proceeding cases pending | item		2
Operating lease expense		$ 1,071,822	$ 515,010	$ 400,151
LGC
CONTIGENCIES
Equity interest acquired (as a percent)		51.20%					51.20%	51.20%	51.20%
Arbitration with Huale Group Co., Limited
CONTIGENCIES
Damage sought value	$ 300,000
Accrued liability		$ 261,724
Arbitration with Huale Group Co., Limited | Subsequent events
CONTIGENCIES
Amount of deposit to be returned by court order						$ 250,000
Arbitration fee and counterclaim fee to be paid by court order					¥ 81,844	$ 11,724
Pending Legal Proceeding with Boustead Securities, LLC
CONTIGENCIES
Number of causes of action alleged against the company | item		4